Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000230314
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%		8.99%	3.75%
C000230311
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%		9.48%	3.60%
C000230318
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%		16.18%	5.82%
C000230315
Average Annual Return [Line Items]
Average Annual Return, Percent	20.65%		16.69%	5.65%
Without Sales Load [Member] | C000230314
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%		10.29%	4.37%
Without Sales Load [Member] | C000230311
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%		9.48%	3.60%
Without Sales Load [Member] | C000230312
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%		10.56%	4.63%
Without Sales Load [Member] | C000230313
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	4.78%
Without Sales Load [Member] | C000230318
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%		17.56%	6.45%
Without Sales Load [Member] | C000230315
Average Annual Return [Line Items]
Average Annual Return, Percent	21.65%		16.69%	5.65%
Without Sales Load [Member] | C000230316
Average Annual Return [Line Items]
Average Annual Return, Percent	22.90%		17.87%	6.72%
Without Sales Load [Member] | C000230317
Average Annual Return [Line Items]
Average Annual Return, Percent	22.90%	8.73%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%	6.96%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%		15.19%	12.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%	6.96%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%		11.11%	8.76%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%		11.11%	8.76%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%		11.11%	8.76%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%	6.49%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%		10.38%	7.46%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%		10.38%	7.46%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%		10.38%	7.46%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%	1.16%